Remuneration of Auditors (Details) - Schedule of remuneration of auditors - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Audit or review of the financial reports of the Company
Audit services – HLB Mann Judd	$ 23,138	$ 37,785	$ 37,000
Audit services – Withum Smith & Brown (US auditor)		287,975
Total	$ 465,346	$ 325,760	$ 37,000